UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   24-Oct-11

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          81

Form 13F Information Table Value Total:     $ 78,512

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1174    16354 SH       Sole                     1955             14399
                                                                56      775 SH                                                   775
Apple Computer Inc             COM              037833100      648     1700 SH       Sole                                       1700
Archer-Daniels-Midland Company COM              039483102     1111    44790 SH       Sole                     5500             39290
                                                                 9      350 SH                                                   350
Auto Data Processing           COM              053015103     1724    36557 SH       Sole                     4050             32507
                                                                79     1680 SH                                                  1680
Becton, Dickinson & Company    COM              075887109     1689    23031 SH       Sole                     2600             20431
                                                                62      850 SH                                                   850
Bemis Company                  COM              081437105     1414    48259 SH       Sole                     6090             42169
                                                                75     2575 SH                                 100              2475
Berkshire Hathaway, Inc. New C COM              084670207      206     2900 SH       Sole                                       2900
C.R. Bard Inc.                 COM              067383109     1781    20347 SH       Sole                     2365             17982
                                                                93     1060 SH                                                  1060
CenturyLink, Inc.              COM              156700106     1347    40668 SH       Sole                     4745             35923
                                                                55     1675 SH                                  75              1600
Chubb Corp.                    COM              171232101     1895    31594 SH       Sole                     3250             28344
                                                                87     1450 SH                                  50              1400
Cognizant Technology Solutions COM              192446102     1198    19101 SH       Sole                     2195             16906
                                                                20      325 SH                                                   325
Cohen Steers Realty Ishares    COM              464287564     1306    21286 SH       Sole                     2125             19161
                                                                17      275 SH                                                   275
Dover Corp.                    COM              260003108     1103    23665 SH       Sole                     2630             21035
                                                                 6      125 SH                                                   125
Ecolab Inc.                    COM              278865100     1435    29356 SH       Sole                     3185             26171
                                                                 7      150 SH                                                   150
Emerson Electric Company       COM              291011104     1518    36753 SH       Sole                     3575             33178
                                                                51     1225 SH                                  50              1175
Exxon Mobil Corp.              COM              30231G102     2625    36138 SH       Sole                     4005             32133
                                                               356     4900 SH                                                  4900
General Mills Inc.             COM              370334104      212     5500 SH       Sole                                       5500
Hormel Foods Corp.             COM              440452100     1389    51391 SH       Sole                     5830             45561
                                                                41     1525 SH                                                  1525
IBM Corp.                      COM              459200101     1903    10883 SH       Sole                     1345              9538
                                                               367     2100 SH                                                  2100
Johnson & Johnson              COM              478160104     1471    23092 SH       Sole                     2250             20842
                                                                35      550 SH                                                   550
Lowe's Companies, Inc.         COM              548661107     1147    59285 SH       Sole                     7310             51975
                                                                53     2725 SH                                                  2725
M & T Bank Corp.               COM              55261F104      213     3051 SH       Sole                                       3051
MSCI EAFE Ishares              COM              464287465     3492    73076 SH       Sole                     7040             66036
                                                                47      990 SH                                 290               700
MSCI Emerging Markets Ishares  COM              464287234     6261   178400 SH       Sole                    17240            161160
                                                                79     2259 SH                                  99              2160
Oracle Corporation             COM              68389X105     1403    48824 SH       Sole                     5430             43394
                                                                32     1100 SH                                                  1100
P P G Industries Inc.          COM              693506107     1598    22621 SH       Sole                     2530             20091
                                                                23      325 SH                                  50               275
PepsiCo Inc.                   COM              713448108     1874    30279 SH       Sole                     4257             26022
                                                               314     5075 SH                                                  5075
Procter & Gamble Co.           COM              742718109      658    10419 SH       Sole                                      10419
                                                               208     3292 SH                                                  3292
Questar Corp.                  COM              748356102     1321    74590 SH       Sole                     9060             65530
                                                                19     1100 SH                                 100              1000
Rogers Int'l Commodity Index   COM              870297801     3976   492669 SH       Sole                    43625            449044
                                                                51     6300 SH                                                  6300
S&P Mid Cap 400 Ishares        COM              464287507     5291    67848 SH       Sole                     6235             61613
                                                                82     1050 SH                                 100               950
S&P Small Cap 600 Ishares      COM              464287804     3330    56883 SH       Sole                     5550             51333
                                                                57      975 SH                                 100               875
SPDR Gold Trust                COM              78463V107      434     2748 SH       Sole                                       2748
Schlumberger Ltd.              COM              806857108     1901    31826 SH       Sole                     3235             28591
                                                               102     1700 SH                                                  1700
Sigma Aldrich Corp.            COM              826552101     1530    24755 SH       Sole                     2860             21895
                                                                90     1450 SH                                                  1450
Southern Company               COM              842587107     2557    60342 SH       Sole                     6000             54342
                                                               355     8390 SH                                 300              8090
Standard & Poor's 500 Dep. Rec COM              78462f103     1143    10098 SH       Sole                      274              9824
                                                                19      170 SH                                                   170
Stanley Black & Decker         COM              854502101     1316    26802 SH       Sole                     3295             23507
                                                                22      450 SH                                                   450
Stryker Corp.                  COM              863667101     2094    44422 SH       Sole                     3840             40582
                                                                21      450 SH                                                   450
Target Corp.                   COM              87612E106     1451    29596 SH       Sole                     3470             26126
                                                                66     1350 SH                                                  1350
Tortoise Energy Infrastructure COM              89147l100     1777    52379 SH       Sole                     5700             46679
                                                                50     1475 SH                                                  1475
WW Grainger                    COM              384802104     2169    14502 SH       Sole                     1815             12687
                                                                86      575 SH                                                   575
Walgreen Company               COM              931422109     1204    36620 SH       Sole                     4285             32335
                                                                30      920 SH                                                   920